Financial Instruments - Separate Accounts Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into Level 3, Separate Accounts			$ 4.6	$ 1.9
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3			(45.1)	(46.3)
Transfers between Level 1 and Level 2			0	0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	195.8	219.0	195.8	219.0
Total losses accrued to contract holders			3.6	4.4
Purchases			89.5	87.9
Sales			(69.6)	(59.5)
Transfers out of Level 3			(45.1)	(46.3)
Ending balance			164.5	195.8
Separate Accounts Transfers [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into Level 3, Separate Accounts	0	0
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers between Level 1 and Level 2			$ 0	$ 0